ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2016
Accounts Payable And Accrued Liabilities Tables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	2016	2015	2014
Accounts Payable	$596,712	$432,467	$404,986
Professional services (legal, audit, financial)	28,000	45,000	15,000
Other	144,693	120,762	70,447
TOTAL	$769,405	$598,229	$490,433